GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Net Other Intangible Assets) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 15,589		$ 15,589
Accumulated amortization		7,710		6,317
Impairment of acquisition-related intangible assets	[1]	2,132
Other intangible assets, net		5,747		9,272
Impairment charge		2,132
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		13,384		13,384
Accumulated amortization		6,101		4,834
Impairment of acquisition-related intangible assets	[1]	2,132
Other intangible assets, net		$ 5,151		8,550
Weighted average amortization period		5 years 1 month 2 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 1,981		1,981
Accumulated amortization		1,469		1,371
Impairment of acquisition-related intangible assets	[1]
Other intangible assets, net		$ 512		610
Weighted average amortization period		6 years 10 months 10 days
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 224		224
Accumulated amortization		140		112
Impairment of acquisition-related intangible assets	[1]
Other intangible assets, net		$ 84		$ 112
Weighted average amortization period		4 years

[1]	In the second quarter of 2016, the Company recorded a $2,132 impairment charge on developed technology. This impairment was based upon forecasted discounted cash flows which considered delayed sales trends with longer than expected sales cycles of Appfluent products, which the Company believes is primarily due to the innovative nature of this solution.